Commitments and Contingencies - Schedule of Future Contractual Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Other Commitments [Line Items]
Contractual obligations, to be paid, June 30, 2024	$ 11,225
Contractual obligations, to be paid, June 30, 2025	12,588
Contractual obligations, to be paid, June 30, 2026	16,276
Contractual obligations, to be paid, June 30, 2027	39,207
Contractual obligations, to be paid, June 30, 2028	39,563
Contractual obligations, to be paid, thereafter	799,225
Total	918,084
Net	630,184	$ 654,912
Commitments, to be paid, year one	19,607
Commitments, to be paid, year two	12,588
Commitments, to be paid, year three	16,276
Commitments, to be paid, year four	39,207
Commitments, to be paid, year five	39,563
Commitments, to be paid, after year five	799,225
Total	926,466
Letters of credit
Other Commitments [Line Items]
Letters of credit, to be paid, June 30, 2024	8,382
Letters of credit, to be paid, June 30, 2025	0
Letters of credit, to be paid, June 30, 2027	0
Letters of credit, to be paid, June 30, 2028	0
Letters of credit, to be paid, thereafter	0
Net	$ 8,382